Income Taxes (Details) - Schedule of income taxes at statutory rates - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of income taxes at statutory rates [Abstract]
Loss for the year	$ (21,762,333)	$ (17,847,892)	$ (6,911,040)
Expected income tax (recovery)	(5,876,000)	(4,819,000)	(1,866,000)
Change in statutory, foreign tax, foreign exchange rates and other	(12,000)	294,000	275,000
Permanent differences	1,875,000	1,107,000	403,000
Share issue costs	370,000	432,000
Adjustment to prior years provision versus statutory tax returns			(35,000)
Change in unrecognized deductible temporary differences	3,643,000	2,986,000	1,223,000
Income tax expense